Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders Equity
Schedule of Shares Issued to Consultants and Vendors

The following shares were issued to consultants and vendors for the year ended December 31, 2025 (in thousands, except share amounts):

Description	Origination Date	Shares	Fair Value	Settlement Date	Fair Value at Settlement	Change in Fair Value
Settlement of liability with consultants	January 2025	50,000	$247	April 2025	$327	$80
Issuance of common stock to consultant	April 2025	22,935	100	November 2025	141	41
Issuance of common stock to consultant	April 2025	50,000	327	April 2025	327	—
		122,935	$674		$795	$121

The following shares were issued to consultants and vendors for the year ended December 31, 2024 (in thousands, except share amounts):

Description	Origination Date	Shares	Fair Value	Settlement Date	Fair Value at Settlement	Change in Fair Value
Settlement of liability with consultants	January 2024	100,000	$195	September 2024	$219	$(24)
Settlement of liability with consultants	April 2024	60,000	241	June 2024	184	57
Issuance of common stock to consultant	June 2024	60,000	183	June 2024	183	—
Settlement of liability with consultants	July 2024	50,000	164	September 2024	110	54
Issuance of restricted common stock to consultants	September 2024	150,000	—	September 2024	—	—
Settlement of liability with consultants	December 2024	135,000	531	December 2024	642	(111)
		555,000	$1,314		$1,338	$(24)

Schedule of Share Liability

Activity of the share liabilities for the year ended December 31, 2025 is as follows (in thousands):

	Share Liabilities as of December 31, 2024	New Share Liabilities in 2025	Mark to Market Adjustments in 2025	Liabilities Settled in 2025	Share Liabilities as of December 31, 2025
Share liabilities	$—	$674	$121	$(795)	$—

Activity of the share liabilities for the year ended December 31, 2024 is as follows (in thousands):

	Share Liabilities as of December 31, 2023	New Share Liabilities in 2024	Mark to Market Adjustments in 2024	Liabilities Settled in 2024	Share Liabilities as of December 31, 2024
Share liabilities	$—	$1,131	$24	$(1,155)	$—

Schedule of Assumptions Used for Fair Value of Warrants

The fair value of the Inducement Warrant was determined to be $2.8 million and estimated based on the Black-Scholes model, using the following assumptions:

Expected volatility	73.5%
Weighted-average risk-free rate	4.37%
Expected term in years	5.5
Expected dividend yield	—%
The fair value of the Commission Warrant was determined to be $0.7 million and estimated based on the Black-Scholes model, using the following assumptions:

Expected volatility	73.5%
Weighted-average risk-free rate	4.60%
Expected term in years	5.5
Expected dividend yield	—%